Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	1,353,825
Options Exercisable	719,895
Exercise Price (in Dollars per share) | $ / shares	$ 4.70
Weighted Average Remaining Life	2.53
July 13, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	July 13, 2021
Options Outstanding	325,147
Options Exercisable	316,066
Exercise Price (in Dollars per share) | $ / shares	$ 4.32
Weighted Average Remaining Life	0.53
March 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	March 17, 2022
Options Outstanding	13,063
Options Exercisable	12,451
Exercise Price (in Dollars per share) | $ / shares	$ 6.96
Weighted Average Remaining Life	1.21
May 18, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	May 18, 2022
Options Outstanding	5,750
Options Exercisable	5,301
Exercise Price (in Dollars per share) | $ / shares	$ 7.84
Weighted Average Remaining Life	1.38
July 31, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	July 31, 2022
Options Outstanding	171,114
Options Exercisable	103,381
Exercise Price (in Dollars per share) | $ / shares	$ 4.00
Weighted Average Remaining Life	1.58
September 14, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	September 14, 2022
Options Outstanding	74,156
Options Exercisable	64,216
Exercise Price (in Dollars per share) | $ / shares	$ 5.52
Weighted Average Remaining Life	1.70
November 19, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	November 19, 2022
Options Outstanding	12,500
Options Exercisable	521
Exercise Price (in Dollars per share) | $ / shares	$ 6.00
Weighted Average Remaining Life	1.88
June 6, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	June 6, 2023
Options Outstanding	14,063
Options Exercisable	8,789
Exercise Price (in Dollars per share) | $ / shares	$ 7.36
Weighted Average Remaining Life	2.43
September 4, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	September 4, 2023
Options Outstanding	12,813
Options Exercisable	6,204
Exercise Price (in Dollars per share) | $ / shares	$ 4.00
Weighted Average Remaining Life	2.68
April 2, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	April 2, 2024
Options Outstanding	107,500
Options Exercisable	52,500
Exercise Price (in Dollars per share) | $ / shares	$ 3.36
Weighted Average Remaining Life	3.26
June 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	June 27, 2024
Options Outstanding	6,250
Options Exercisable	4,688
Exercise Price (in Dollars per share) | $ / shares	$ 3.36
Weighted Average Remaining Life	3.49
July 24, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	July 24, 2024
Options Outstanding	148,344
Options Exercisable	15,453
Exercise Price (in Dollars per share) | $ / shares	$ 4.00
Weighted Average Remaining Life	3.57
September 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	September 27, 2024
Options Outstanding	312,500
Options Exercisable	98,828
Exercise Price (in Dollars per share) | $ / shares	$ 6.00
Weighted Average Remaining Life	3.74
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	October 22, 2024
Options Outstanding	12,500
Options Exercisable	5,078
Exercise Price (in Dollars per share) | $ / shares	$ 5.28
Weighted Average Remaining Life	3.81
July 24, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	July 24, 2025
Options Outstanding	113,125
Options Exercisable	24,076
Exercise Price (in Dollars per share) | $ / shares	$ 4.00
Weighted Average Remaining Life	4.57
August 10, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	August 10, 2025
Options Outstanding	12,500
Options Exercisable	2,083
Exercise Price (in Dollars per share) | $ / shares	$ 4.00
Weighted Average Remaining Life	4.61
November 19, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Expiry Date	November 19, 2024
Options Outstanding	12,500
Options Exercisable	260
Exercise Price (in Dollars per share) | $ / shares	$ 6.00
Weighted Average Remaining Life	3.89